Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Alpha Fiduciary Quantitative Strategy Fund
Shareholder Report [Line Items]
Fund Name	Alpha Fiduciary Quantitative Strategy Fund
Class Name	Alpha Fiduciary Quantitative Strategy Fund
Trading Symbol	AFQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Alpha Fiduciary Quantitative Strategy Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.afqsx.com/literature. You can also request this information by contacting us at 1-888-266-3996.
Additional Information Phone Number	1-888-266-3996
Additional Information Website	https://www.afqsx.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alpha Fiduciary Quantitative Strategy Fund	$84.59	1.70%

Expenses Paid, Amount	$ 84.59
Expense Ratio, Percent	1.70%
Net Assets	$ 21,244,266
Holdings Count | shares	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$21,244,266
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

(A)	Net Cash represents cash and other assets in excess of liabilities, including futures contracts.